Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 173,534	₩ 150,136	₩ 163,652
Net Interest cost	(5,274)	(5,895)	(2,983)
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit obligations at January 1	1,684,096	1,397,542
Current service cost	173,534	150,136
Net Interest cost	59,104	35,902
Remeasurements (before tax)	(195,908)	205,318
Benefit payments	(116,472)	(101,973)
Net transfers from (to) related parties	(1,363)	(2,798)
Others	(294)	(31)
Defined benefit obligations at December 31	₩ 1,602,697	₩ 1,684,096	₩ 1,397,542